Share-Based Compensation Expense (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 14, 2025	Feb. 13, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Expense (Details) [Line Items]
Terms of Award					Following the Merger, no further awards may be granted under the 2019 Equity Plan; however, awards granted under that plan will remain subject to the terms and conditions of the 2019 Equity Plan. Under the 2025 Equity Plan, an aggregate number of shares equal to the sum of (i) 10% of the fully-diluted shares of Fold Holdings, Inc. Common Stock as of the Closing, (ii) the number of shares that remained available for issuance under the 2019 Equity Plan as of the Closing and (iii) the number of shares that were subject to awards under the 2019 Equity Plan as of the Closing and which, following the Closing, became available for grant under the 2025 Equity Plan, were initially reserved under the 2025 Equity Plan.		Following the Merger, no further awards may be granted under the 2019 Equity Plan; however, awards granted under that plan will remain subject to the terms and conditions of the 2019 Equity Plan. Under the 2025 Equity Plan, an aggregate number of shares equal to the sum of (i) 10% of the fully-diluted shares of Fold Holdings, Inc. Common Stock as of the Closing, (ii) the number of shares that remained available for issuance under the 2019 Equity Plan as of the Closing and (iii) the number of shares that were subject to awards under the 2019 Plan as of the Closing and which, following the Closing, became available for grant under the 2025 Equity Plan, were initially reserved under the 2025 Equity Plan.
Share-Based payment award, description modified	a service condition that is typically satisfied based on the grantee’s continuous service over 48 months with a one-year cliff vesting requirement (though some RSUs have been granted with different service-vesting schedules, including without the one-year cliff), and a performance condition related to the consummation of a liquidity event defined in the award agreements as the first to occur of a change of control or the first sale of Common Stock pursuant to an IPO. The Merger with FTAC Emerald on February 14, 2025 was deemed to have satisfied the performance condition criteria. Following the Merger, the Company’s RSUs are subject to vesting requirements of each individual Award grant, which will typically include only a service condition based on the grantee’s continuous service over 48 months with a one-year cliff vesting requirement (though some Company RSUs have been granted with different service-vesting schedules).
Service period	48 months	48 months
Compensation expense	$ 4,400,000		$ 1,700,000	$ 1,700,000	$ 3,400,000	$ 6,900,000	$ 10,000,000	$ 0
Unrecognized compensation expense recognized on a straight-line basis					2.86 years		2.96 years
Share-based compensation expense					$ 3,353,459	$ 6,895,480	$ 9,969,112
vesting period	1 year	1 year
FTAC Emerald [Member]
Share-Based Compensation Expense (Details) [Line Items]
Service period	48 months
Conversion Percentage	82.50%
Compensation expense	$ 4,400,000
Stock Appreciation Rights (SARs) [Member]
Share-Based Compensation Expense (Details) [Line Items]
Shares, issued (in Shares)			0		0
Other Stock Awards [Member]
Share-Based Compensation Expense (Details) [Line Items]
Shares, issued (in Shares)			0		0
RSUs [Member]
Share-Based Compensation Expense (Details) [Line Items]
Share-Based payment award, description modified	a service condition that is typically satisfied based on the grantee’s continuous service over 48 months with a one-year cliff vesting requirement (though some RSUs have been granted with different service-vesting schedules, including without the one-year cliff), and a performance condition related to the consummation of a liquidity event defined in the award agreements as the first to occur of a change of control or the first sale of Common Stock pursuant to an IPO. The Merger with FTAC Emerald on February 14, 2025 was deemed to have satisfied the performance condition criteria. Following the Merger, the Company’s RSUs are subject to vesting requirements of each individual Award grant, which will typically include only a service condition based on the grantee’s continuous service over 48 months with a one-year cliff vesting requirement.
Additional shares (in Shares)					2,843,562	3,064,628	3,513,086	830,748
RSUs [Member] | FTAC Emerald [Member]
Share-Based Compensation Expense (Details) [Line Items]
RSU awards vested	$ 1,400,000
Weighted average per share fair value of options, vesting (in Dollars per share)	$ 3.37
Unvested Awards [Member]
Share-Based Compensation Expense (Details) [Line Items]
Compensation expense					$ 14,100,000		$ 13,800,000
RSA [Member]
Share-Based Compensation Expense (Details) [Line Items]
Share-based compensation expense
Material unrecognized compensation expense					$ 0	$ 0
Additional shares (in Shares)
2019 Equity Plan [Member]
Share-Based Compensation Expense (Details) [Line Items]
Awards granted in period (in Shares)
Percentage of fully-diluted shares of new fold common stock					10.00%		10.00%
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Expense (Details) [Line Items]
Shares, issued (in Shares)			0		0